Preferred Stock - Schedule of Preferred Stock Authorized, Issued and Outstanding (Details)	Dec. 28, 2023 USD ($) shares
Preferred Stock
Authorized shares | shares	140,136,788
Shares issued | shares	99,309,415
Net carrying value | $	$ 168,974,437
Liquidation preference | $	$ 168,974,437
Series Seed [Member]
Preferred Stock
Authorized shares | shares	6,836,726
Shares issued | shares	6,836,726
Conversion Ratio	1.42
Net carrying value | $	$ 1,542,203
Liquidation preference | $	$ 1,542,203
Series A [Member]
Preferred Stock
Authorized shares | shares	11,379,405
Shares issued | shares	11,379,405
Conversion Ratio	2
Net carrying value | $	$ 9,288,872
Liquidation preference | $	$ 9,288,872
Series A2 [Member]
Preferred Stock
Authorized shares | shares	4,536,924
Shares issued | shares	4,536,924
Conversion Ratio	2.25
Net carrying value | $	$ 10,760,224
Liquidation preference | $	$ 10,760,224
Series B [Member]
Preferred Stock
Authorized shares | shares	18,393,332
Shares issued | shares	18,393,332
Conversion Ratio	2.25
Net carrying value | $	$ 31,416,488
Liquidation preference | $	$ 31,416,488
Series C [Member]
Preferred Stock
Authorized shares | shares	12,204,208
Shares issued | shares	4,125,666
Conversion Ratio	2.33
Net carrying value | $	$ 10,534,889
Liquidation preference | $	$ 10,534,889
Series D [Member]
Preferred Stock
Authorized shares | shares	21,786,721
Shares issued | shares	19,016,963
Conversion Ratio	2.31
Net carrying value | $	$ 34,894,262
Liquidation preference | $	$ 34,894,262
Series E[Member]
Preferred Stock
Authorized shares | shares	32,999,472
Shares issued | shares	29,999,520
Conversion Ratio	16.92
Net carrying value | $	$ 55,260,089
Liquidation preference | $	$ 55,260,089
Series E1 [Member]
Preferred Stock
Authorized shares | shares	32,000,000
Shares issued | shares	5,020,879
Conversion Ratio	23.69
Net carrying value | $	$ 15,277,410
Liquidation preference | $	$ 15,277,410